Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	0.86%	0.71%	0.63%
Discount rates in determining benefit obligation	1.36%	0.86%	0.71%
Rates of increase in future compensation level for determining expense	3.46%	3.46%	3.46%
Rates of increase in future compensation level for determining benefit obligation	3.47%	3.46%	3.46%
Expected rates of return on plan assets	2.93%	2.89%	2.93%
Cash balance crediting rate for determining expense	2.46%	2.46%	2.46%
Cash balance crediting rate for determining benefit obligation	2.46%	2.46%	2.46%
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	2.51%	2.19%	2.94%
Discount rates in determining benefit obligation	4.76%	2.78%	2.34%
Rates of increase in future compensation level for determining expense	5.04%	5.09%	5.12%
Rates of increase in future compensation level for determining benefit obligation	5.09%	5.04%	5.09%
Expected rates of return on plan assets	4.86%	5.91%	6.19%
Cash balance crediting rate for determining expense	1.94%	1.62%	2.39%
Cash balance crediting rate for determining benefit obligation	3.72%	1.94%	1.62%
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	2.21%	1.82%	2.72%
Discount rates in determining benefit obligation	4.68%	2.63%	2.23%
Rates of increase in future compensation level for determining expense	0.00%	0.00%	0.00%
Rates of increase in future compensation level for determining benefit obligation	0.00%	0.00%	0.00%
Expected rates of return on plan assets	5.50%	7.00%	7.00%
Cash balance crediting rate for determining expense	0.00%	0.00%	0.00%
Cash balance crediting rate for determining benefit obligation	0.00%	0.00%	0.00%